Putnam PanAgora ESG International Equity ETF
The fund's portfolio
7/31/24 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value
Air freight and logistics (1.8%)
Deutsche Post AG (Germany)	76,457	$3,413,255

		3,413,255
Automobile components (2.3%)
Bridgestone Corp. (Japan)	59,500	2,444,348
CIE Generale Des Etablissements Michelin SCA (France)	47,105	1,865,845

		4,310,193
Automobiles (0.4%)
Isuzu Motors, Ltd. (Japan)	53,300	730,588

		730,588
Banks (10.6%)
Barclays PLC ADR (United Kingdom)	229,776	2,738,930
Commonwealth Bank of Australia (Australia)	16,771	1,511,351
Erste Group Bank AG (Czech Republic)	52,024	2,707,047
Intesa Sanpaolo SpA (Italy)	1,202,784	4,882,074
Japan Post Bank Co., Ltd. (Japan)	59,800	623,387
Resona Holdings, Inc. (Japan)	223,500	1,621,560
Sumitomo Mitsui Financial Group, Inc. (Japan)	82,600	5,980,495

		20,064,844
Beverages (1.4%)
Asahi Group Holdings, Ltd. (Japan)	56,602	2,091,921
Kirin Holdings Co., Ltd. (Japan)	35,700	506,543

		2,598,464
Biotechnology (1.6%)
CSL, Ltd. (Australia)	7,091	1,443,760
Galapagos NV ADR (Belgium)(NON)	26,688	711,769
Genmab A/S (Denmark)(NON)	3,189	904,153

		3,059,682
Broadline retail (0.3%)
Wesfarmers, Ltd. (Australia)	12,871	620,184

		620,184
Capital markets (3.2%)
3i Group PLC (United Kingdom)	126,349	5,080,748
Julius Baer Group, Ltd. (Switzerland)	17,058	933,793

		6,014,541
Chemicals (0.6%)
Yara International ASA (Norway)	38,555	1,098,987

		1,098,987
Commercial services and supplies (0.9%)
Brambles, Ltd. (Australia)	161,943	1,653,194

		1,653,194
Communications equipment (0.6%)
Nokia Oyj ADR (Finland)	301,484	1,181,817

		1,181,817
Construction and engineering (2.5%)
Vinci SA (France)	41,547	4,748,223

		4,748,223
Construction materials (0.9%)
CRH PLC (London Exchange)	20,318	1,732,266

		1,732,266
Consumer staples distribution and retail (3.9%)
Kesko Oyj Class B (Finland)	50,639	915,228
Koninklijke Ahold Delhaize NV (Netherlands)	73,983	2,384,428
Tesco PLC (United Kingdom)	969,285	4,131,950

		7,431,606
Diversified telecommunication services (1.2%)
Koninklijke KPN NV (Netherlands)	307,129	1,208,571
Telstra Group, Ltd. (Australia)	393,106	1,013,089

		2,221,660
Electric utilities (0.5%)
Energias de Portugal (EDP) SA (Portugal)	250,495	1,030,173

		1,030,173
Electrical equipment (2.4%)
Legrand SA (France)	11,072	1,196,829
Schneider Electric SE (France)	13,506	3,257,369

		4,454,198
Electronic equipment, instruments, and components (0.6%)
Halma PLC (United Kingdom)	33,928	1,161,062

		1,161,062
Food products (2.4%)
Associated British Foods PLC (United Kingdom)	52,589	1,677,976
Danone SA (France)	35,257	2,295,518
Orkla ASA (Norway) (Norway)	64,298	542,761

		4,516,255
Health care equipment and supplies (3.1%)
Alcon, Inc. (Switzerland)	36,676	3,483,959
Hoya Corp. (Japan)	19,500	2,436,838

		5,920,797
Health care providers and services (1.0%)
Fresenius SE & Co. KGaA (Germany)(NON)	50,372	1,809,356

		1,809,356
Hotels, restaurants, and leisure (1.3%)
Amadeus IT Holding SA (Spain)	27,890	1,833,373
Sodexo SA (France)	7,613	721,339

		2,554,712
Household durables (4.2%)
Sekisui Chemical Co., Ltd. (Japan)	49,800	751,880
Sekisui House, Ltd. (Japan)	28,800	722,810
Sony Group Corp. (Japan)	60,300	5,365,058
Taylor Wimpey PLC (United Kingdom)	570,530	1,168,745

		8,008,493
Household products (0.6%)
Henkel AG & Co. KGaA Vorzug (Germany)	14,837	1,150,509

		1,150,509
Independent power and renewable electricity producers (1.4%)
Meridian Energy, Ltd. (New Zealand)	184,457	713,935
Orsted AS (Denmark)(NON)	31,082	1,849,937

		2,563,872
Industrial conglomerates (1.0%)
Hitachi, Ltd. (Japan)	83,125	1,796,536

		1,796,536
Industrial REITs (0.4%)
CapitaLand Ascendas REIT (Singapore)(R)	340,600	694,835

		694,835
Insurance (6.9%)
Aegon, Ltd. (Netherlands)	150,399	971,733
Aviva PLC (United Kingdom)	154,340	992,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	9,171	4,521,973
QBE Insurance Group, Ltd. (Australia)	157,847	1,866,699
Swiss Re AG (Switzerland)	38,176	4,716,818

		13,069,679
Interactive media and services (0.5%)
Auto Trader Group PLC (United Kingdom)	81,146	850,812

		850,812
IT Services (3.6%)
Capgemini SE (France)	6,732	1,337,656
NEC Corp. (Japan)	46,800	4,099,679
Sopra Steria Group SACA (France)	2,499	464,100
Wix.com, Ltd. (Israel)(NON)	5,414	844,178

		6,745,613
Life sciences tools and services (0.6%)
ICON PLC (Ireland)(NON)	3,402	1,117,353

		1,117,353
Machinery (3.8%)
FANUC Corp. (Japan)	123,900	3,701,458
GEA Group AG (Germany)	12,964	572,997
Mitsubishi Heavy Industries, Ltd. (Japan)	206,390	2,488,644
Wartsila Oyj Abp (Finland)	23,064	475,632

		7,238,731
Media (1.3%)
Informa PLC (United Kingdom)	130,677	1,460,185
Publicis Groupe SA (France)	9,026	943,822

		2,404,007
Metals and mining (2.7%)
BlueScope Steel, Ltd. (Australia)	91,567	1,317,676
Boliden AB (Sweden)	56,795	1,732,085
Northern Star Resources, Inc. (Australia)	225,611	2,096,964

		5,146,725
Oil, gas, and consumable fuels (3.2%)
Shell PLC (London Exchange) (United Kingdom) (United Kingdom)	112,289	4,099,630
TotalEnergies SE (France)	27,204	1,839,507

		5,939,137
Paper and forest products (0.9%)
UPM-Kymmene OYJ (Finland)	51,929	1,715,791

		1,715,791
Pharmaceuticals (8.6%)
Hikma Pharmaceuticals PLC (United Kingdom)	21,380	523,316
Novartis AG (Switzerland)	64,103	7,199,400
Novo Nordisk A/S Class B (Denmark)	55,919	7,395,964
Shionogi & Co., Ltd. (Japan)	22,831	1,004,478

		16,123,158
Professional services (1.9%)
RELX PLC (United Kingdom)	75,171	3,549,444

		3,549,444
Retail REITs (0.9%)
CapitaLand Integrated Commercial Trust (CITC) (Singapore)(R)	502,300	783,829
Klepierre SA (France)(R)	18,423	527,966
Link REIT (The) (Hong Kong)(R)	107,700	452,549

		1,764,344
Semiconductors and semiconductor equipment (5.7%)
Advantest Corp. (Japan)	45,800	1,999,844
ASML Holding NV (NY Reg Shares) (Netherlands)	5,969	5,591,162
Infineon Technologies AG (Germany)	25,637	889,248
Renesas Electronics Corp. (Japan)	125,700	2,220,883

		10,701,137
Technology hardware, storage, and peripherals (0.2%)
Logitech International SA (Switzerland)	3,181	286,951

		286,951
Textiles, apparel, and luxury goods (2.8%)
Hermes International (France)	1,809	3,960,609
Pandora A/S (Denmark)	7,896	1,237,865

		5,198,474
Trading companies and distributors (3.4%)
AerCap Holdings NV (Ireland)	22,016	2,068,403
Ferguson PLC (United Kingdom)	2,274	503,838
ITOCHU Corp. (Japan)	75,400	3,871,130

		6,443,371
Transportation infrastructure (0.4%)
Getlink SE (France)	39,756	708,852

		708,852
Wireless telecommunication services (1.1%)
KDDI Corp. (Japan)	42,525	1,277,983
SoftBank Corp. (Japan)	67,500	886,960

		2,164,943

Total common stocks (cost $164,487,743)		$187,708,824

SHORT-TERM INVESTMENTS (0.5%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.07%(AFF)	984,166	$984,166

Total short-term investments (cost $984,166)		$984,166
TOTAL INVESTMENTS

Total investments (cost $165,471,909)		$188,692,990

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $188,372,351.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
	Short-term investments
	Putnam Government Money Market Fund Class P†	$47,901	$8,604,037	$7,667,772	$24,216	$984,166

	Total Short-term investments	$47,901	$8,604,037	$7,667,772	$24,216	$984,166
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	24.7%
	United Kingdom	14.8
	France	12.7
	Switzerland	8.8
	Germany	6.6
	Australia	6.1
	Denmark	6.0
	Netherlands	5.4
	Italy	2.6
	Finland	2.3
	Ireland	1.7
	United States	1.4
	Czech Republic	1.4
	Spain	1.0
	Sweden	0.9
	Norway	0.9
	Singapore	0.8
	Portugal	0.5
	Other	1.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$4,463,390	$3,178,032	$—
Consumer discretionary	10,787,776	10,634,868	—
Consumer staples	13,098,370	2,598,464	—
Energy	5,939,137	—	—
Financials	27,545,572	11,603,492	—
Health care	23,145,270	4,885,076	—
Industrials	20,494,842	13,510,962	—
Information technology	11,756,174	8,320,406	—
Materials	6,279,129	3,414,640	—
Real estate	527,966	1,931,213	—
Utilities	2,880,110	713,935	—

Total common stocks	126,917,736	60,791,088	—
Short-term investments	984,166	—	—

Totals by level	$127,901,902	$60,791,088	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com